Property, Plant and Equipment: (Details Text) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment Details Textabstract [Abstract]
Writedown of PPE	$ 6,100,000	$ 14,000